Selling and distribution expenses - Summary of Selling and Distribution Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about selling and distribution expenses [Line Items]
Employee benefits expenses	€ 106,923	€ 26,456	€ 26,915
Depreciation of right-of-use assets	3,408	1,805	1,312
Selling and distribution Expenses [Member]
Disclosure of detailed information about selling and distribution expenses [Line Items]
Employee benefits expenses	1,898	2,907	4,938
Depreciation of right-of-use assets	92	153	240
Marketing and communication costs	421	478	548
Housing and facility costs	60	358	194
Travelling costs	1	23	148
Total	€ 2,472	€ 3,919	€ 6,068